GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            FutureFunds Series Account
                              Annual Report Form N-30D
                                    File No. 811-03972

The information required to be contained in this report for the period ending October 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


AIM Blue Chip Fund
File No. 811-01424
Form N-30D
Filed via EDGAR and accepted on January 2, 2003
Accession No. 0000950129-03-000011

Janus Worldwide Fund
File No.  811-01879
Form N-30D
Filed via EDGAR and accepted on December 20, 2002
Accession No. 0001012709-02-001628

Janus Fund
File No.  811-01879
Form N-30D
Filed via EDGAR and accepted on December 20, 2002
Accession No. 0001012709-02-001628

Janus Twenty Fund
File No.  811-01879
Form N-30D
Filed via EDGAR and accepted on December 20, 2002
Accession No. 0001012709-02-001628